Distribution Date:	11/18/22	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19
Determination Date:	11/14/22
Next Distribution Date:	12/16/22
Record Date:	10/31/22	Commercial Mortgage Pass-Through Certificates
Series 2014-C19

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	4		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	5		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	6
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	7
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	9		Niral Shah	(305) 485-2041	Niral.Shah@rialtocapital.com
Current Mortgage Loan and Property Stratification	10-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	15-17	Trust Administrator	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	18-20		David Rodgers	(212) 230-9025
Principal Prepayment Detail	21		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	23		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	24				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	25
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	26-27		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Modified Loan Detail	28		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	29
Historical Bond / Collateral Loss Reconciliation Detail	30
Interest Shortfall Detail - Collateral Level	31
Supplemental Notes	32

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 32

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61764PBQ4	1.573000%	50,900,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61764PBR2	3.101000%	293,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61764PBS0	3.326000%	111,600,000.00	45,415,697.97	1,945,888.70	125,877.18	0.00	0.00	2,071,765.88	43,469,809.27	43.10%	30.00%
A-3	61764PBT8	3.246000%	240,000,000.00	190,360,342.98	0.00	514,924.73	0.00	0.00	514,924.73	190,360,342.98	43.10%	30.00%
A-4	61764PBU5	3.526000%	333,319,000.00	333,319,000.00	0.00	979,402.33	0.00	0.00	979,402.33	333,319,000.00	43.10%	30.00%
A-S	61764PBW1	3.832000%	91,913,000.00	91,913,000.00	0.00	293,508.85	0.00	0.00	293,508.85	91,913,000.00	33.88%	23.75%
B	61764PBX9	4.000000%	71,692,000.00	71,692,000.00	0.00	238,973.33	0.00	0.00	238,973.33	71,692,000.00	26.69%	18.88%
C	61764PBZ4	4.000000%	108,456,000.00	108,456,000.00	0.00	361,520.00	0.00	0.00	361,520.00	108,456,000.00	15.81%	11.50%
D	61764PAN2	3.250000%	64,339,000.00	64,339,000.00	0.00	174,251.46	0.00	0.00	174,251.46	64,339,000.00	9.35%	7.13%
E	61764PAQ5	3.250000%	36,765,000.00	36,765,000.00	0.00	99,571.88	0.00	0.00	99,571.88	36,765,000.00	5.66%	4.63%
F	61764PAS1	3.250000%	25,736,000.00	25,736,000.00	0.00	36,579.63	0.00	0.00	36,579.63	25,736,000.00	3.08%	2.88%
G	61764PAU6	3.250000%	42,279,820.00	30,720,665.22	0.00	0.00	0.00	0.00	0.00	30,720,665.22	0.00%	0.00%
LNC-1	61764PBA9	3.989000%	30,651,000.00	27,882,291.03	45,788.52	92,685.38	0.00	0.00	138,473.90	27,836,502.51	68.28%	68.28%
LNC-2	61764PBC5	4.384000%	20,530,000.00	18,675,522.33	30,669.09	68,227.91	0.00	0.00	98,897.00	18,644,853.24	47.04%	47.04%
LNC-3	61764PBE1	4.907817%	21,018,000.00	19,119,441.21	31,398.09	78,195.59	0.00	0.00	109,593.68	19,088,043.12	25.29%	25.29%
LNC-4	61764PBG6	4.907817%	24,440,000.00	22,232,331.46	36,510.11	90,926.84	0.00	0.00	127,436.95	22,195,821.35	0.00%	0.00%
V	61764PAW2	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61764PAY8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,567,238,822.00	1,086,626,292.20	2,090,254.51	3,154,645.11	0.00	0.00	5,244,899.62	1,084,536,037.69

X-A	61764PBV3	1.101910%	1,121,332,000.00	661,008,040.96	0.00	606,975.94	0.00	0.00	606,975.94	659,062,152.26
X-B	61764PAA0	0.576082%	71,692,000.00	71,692,000.00	0.00	34,417.04	0.00	0.00	34,417.04	71,692,000.00
X-C	61764PAC6	0.576082%	108,456,000.00	108,456,000.00	0.00	52,066.27	0.00	0.00	52,066.27	108,456,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 32

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance Support¹			Support¹

X-D	61764PAE2	1.326082%	64,339,000.00	64,339,000.00	0.00	71,098.98	0.00	0.00	71,098.98	64,339,000.00
X-E	61764PAG7	1.326082%	36,765,000.00	36,765,000.00	0.00	40,627.83	0.00	0.00	40,627.83	36,765,000.00
X-F	61764PAJ1	1.326082%	25,736,000.00	25,736,000.00	0.00	28,440.03	0.00	0.00	28,440.03	25,736,000.00
X-G	61764PAL6	1.326082%	42,279,820.00	30,720,665.22	0.00	33,948.43	0.00	0.00	33,948.43	30,720,665.22
LNC-X	61764PBN1	0.760372%	51,181,000.00	46,557,813.35	0.00	29,501.05	0.00	0.00	29,501.05	46,481,355.75
Notional SubTotal			1,521,780,820.00	1,045,274,519.53	0.00	897,075.57	0.00	0.00	897,075.57	1,043,252,173.23

Deal Distribution Total					2,090,254.51	4,051,720.68	0.00	0.00	6,141,975.19

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

Class A-S, Class B, Class C all represent the "Regular Interest" of these respective classes. For details on how the balances and payments of these "Regular Interests" are split between their respective certificates and the Exchangeable Class PST, please refer to the

	Exchangeable Certificate Detail.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 32

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61764PBQ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61764PBR2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61764PBS0	406.95069866	17.43627867	1.12793172	0.00000000	0.00000000	0.00000000	0.00000000	18.56421039	389.51441998
A-3	61764PBT8	793.16809575	0.00000000	2.14551971	0.00000000	0.00000000	0.00000000	0.00000000	2.14551971	793.16809575
A-4	61764PBU5	1,000.00000000	0.00000000	2.93833334	0.00000000	0.00000000	0.00000000	0.00000000	2.93833334	1,000.00000000
A-S	61764PBW1	1,000.00000000	0.00000000	3.19333337	0.00000000	0.00000000	0.00000000	0.00000000	3.19333337	1,000.00000000
B	61764PBX9	1,000.00000000	0.00000000	3.33333329	0.00000000	0.00000000	0.00000000	0.00000000	3.33333329	1,000.00000000
C	61764PBZ4	1,000.00000000	0.00000000	3.33333333	0.00000000	0.00000000	0.00000000	0.00000000	3.33333333	1,000.00000000
D	61764PAN2	1,000.00000000	0.00000000	2.70833336	0.00000000	0.00000000	0.00000000	0.00000000	2.70833336	1,000.00000000
E	61764PAQ5	1,000.00000000	0.00000000	2.70833347	0.00000000	0.00000000	0.00000000	0.00000000	2.70833347	1,000.00000000
F	61764PAS1	1,000.00000000	0.00000000	1.42134092	1.28699254	1.28699254	0.00000000	0.00000000	1.42134092	1,000.00000000
G	61764PAU6	726.60350068	0.00000000	0.00000000	1.96788444	33.73812519	0.00000000	0.00000000	0.00000000	726.60350068
LNC-1	61764PBA9	909.66986493	1.49386708	3.02389416	0.00000000	0.00000000	0.00000000	0.00000000	4.51776125	908.17599785
LNC-2	61764PBC5	909.66986508	1.49386702	3.32332733	0.00000000	0.00000000	0.00000000	0.00000000	4.81719435	908.17599805
LNC-3	61764PBE1	909.66986440	1.49386669	3.72041060	0.00000000	0.00000000	0.00000000	0.00000000	5.21427729	908.17599772
LNC-4	61764PBG6	909.66986334	1.49386702	3.72041080	0.00000000	0.00000000	0.00000000	0.00000000	5.21427782	908.17599632
V	61764PAW2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61764PAY8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61764PBV3	589.48468514	0.00000000	0.54129904	0.00000000	0.00000000	0.00000000	0.00000000	0.54129904	587.74934833
X-B	61764PAA0	1,000.00000000	0.00000000	0.48006807	0.00000000	0.00000000	0.00000000	0.00000000	0.48006807	1,000.00000000
X-C	61764PAC6	1,000.00000000	0.00000000	0.48006814	0.00000000	0.00000000	0.00000000	0.00000000	0.48006814	1,000.00000000
X-D	61764PAE2	1,000.00000000	0.00000000	1.10506815	0.00000000	0.00000000	0.00000000	0.00000000	1.10506815	1,000.00000000
X-E	61764PAG7	1,000.00000000	0.00000000	1.10506814	0.00000000	0.00000000	0.00000000	0.00000000	1.10506814	1,000.00000000
X-F	61764PAJ1	1,000.00000000	0.00000000	1.10506800	0.00000000	0.00000000	0.00000000	0.00000000	1.10506800	1,000.00000000
X-G	61764PAL6	726.60350068	0.00000000	0.80294642	0.00000000	0.00000000	0.00000000	0.00000000	0.80294642	726.60350068
LNC-X	61764PBN1	909.66986479	0.00000000	0.57640628	0.00000000	0.00000000	0.00000000	0.00000000	0.57640628	908.17599793

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 32

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	10/01/22 - 10/30/22	30	0.00	125,877.18	0.00	125,877.18	0.00	0.00	0.00	125,877.18	0.00
A-3	10/01/22 - 10/30/22	30	0.00	514,924.73	0.00	514,924.73	0.00	0.00	0.00	514,924.73	0.00
A-4	10/01/22 - 10/30/22	30	0.00	979,402.33	0.00	979,402.33	0.00	0.00	0.00	979,402.33	0.00
X-A	10/01/22 - 10/30/22	30	0.00	606,975.94	0.00	606,975.94	0.00	0.00	0.00	606,975.94	0.00
X-B	10/01/22 - 10/30/22	30	0.00	34,417.04	0.00	34,417.04	0.00	0.00	0.00	34,417.04	0.00
X-C	10/01/22 - 10/30/22	30	0.00	52,066.27	0.00	52,066.27	0.00	0.00	0.00	52,066.27	0.00
X-D	10/01/22 - 10/30/22	30	0.00	71,098.98	0.00	71,098.98	0.00	0.00	0.00	71,098.98	0.00
X-E	10/01/22 - 10/30/22	30	0.00	40,627.83	0.00	40,627.83	0.00	0.00	0.00	40,627.83	0.00
X-F	10/01/22 - 10/30/22	30	0.00	28,440.03	0.00	28,440.03	0.00	0.00	0.00	28,440.03	0.00
X-G	10/01/22 - 10/30/22	30	0.00	33,948.43	0.00	33,948.43	0.00	0.00	0.00	33,948.43	0.00
A-S	10/01/22 - 10/30/22	30	0.00	293,508.85	0.00	293,508.85	0.00	0.00	0.00	293,508.85	0.00
B	10/01/22 - 10/30/22	30	0.00	238,973.33	0.00	238,973.33	0.00	0.00	0.00	238,973.33	0.00
C	10/01/22 - 10/30/22	30	0.00	361,520.00	0.00	361,520.00	0.00	0.00	0.00	361,520.00	0.00
D	10/01/22 - 10/30/22	30	0.00	174,251.46	0.00	174,251.46	0.00	0.00	0.00	174,251.46	0.00
E	10/01/22 - 10/30/22	30	0.00	99,571.88	0.00	99,571.88	0.00	0.00	0.00	99,571.88	0.00
F	10/01/22 - 10/30/22	30	0.00	69,701.67	0.00	69,701.67	33,122.04	0.00	0.00	36,579.63	33,122.04
G	10/01/22 - 10/30/22	30	1,343,240.06	83,201.80	0.00	83,201.80	83,201.80	0.00	0.00	0.00	1,426,441.86
LNC-1	10/01/22 - 10/30/22	30	0.00	92,685.38	0.00	92,685.38	0.00	0.00	0.00	92,685.38	0.00
LNC-2	10/01/22 - 10/30/22	30	0.00	68,227.91	0.00	68,227.91	0.00	0.00	0.00	68,227.91	0.00
LNC-3	10/01/22 - 10/30/22	30	0.00	78,195.59	0.00	78,195.59	0.00	0.00	0.00	78,195.59	0.00
LNC-4	10/01/22 - 10/30/22	30	0.00	90,926.84	0.00	90,926.84	0.00	0.00	0.00	90,926.84	0.00
LNC-X	10/01/22 - 10/30/22	30	0.00	29,501.05	0.00	29,501.05	0.00	0.00	0.00	29,501.05	0.00
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			1,343,240.06	4,168,044.52	0.00	4,168,044.52	116,323.84	0.00	0.00	4,051,720.68	1,459,563.90

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 32

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	61764PBW1	3.832000%	91,913,000.00	91,913,000.00	0.00	293,508.85	0.00	0.00	293,508.85	91,913,000.00
A-S (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	61764PBX9	4.000000%	71,692,000.00	71,692,000.00	0.00	238,973.33	0.00	0.00	238,973.33	71,692,000.00
B (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	61764PBZ4	4.000000%	108,456,000.00	108,456,000.00	0.00	361,520.00	0.00	0.00	361,520.00	108,456,000.00
C (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			272,061,000.03	272,061,000.00	0.00	894,002.18	0.00	0.00	894,002.18	272,061,000.00

Exchangeable Certificate Details
PST	61764PBY7	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 32

	Additional Information
Total Available Distribution Amount (1)	6,141,975.19
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 32

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,185,028.14	Master Servicing Fee	12,732.91
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,112.02
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	467.85
ARD Interest	0.00	Trust Advisor Fee	1,460.83
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,185,028.14	Total Fees	16,983.61

Principal		Expenses/Reimbursements
Scheduled Principal	2,090,254.51	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	92,189.88
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	23,547.85
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	586.11
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	2,090,254.51	Total Expenses/Reimbursements	116,323.84

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,051,720.68
Excess Liquidation Proceeds	0.00	Principal Distribution	2,090,254.51
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	6,141,975.19
Total Funds Collected	6,275,282.65	Total Funds Distributed	6,275,282.64

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 32

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	998,716,706.31	998,716,706.31	Beginning Certificate Balance	1,086,626,292.20
(-) Scheduled Principal Collections	1,945,888.70	1,945,888.70	(-) Principal Distributions	2,090,254.51
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	996,770,817.61	996,770,817.61	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,001,055,822.10	1,001,055,822.10	Ending Certificate Balance	1,084,536,037.69
Ending Actual Collateral Balance	999,114,165.59	999,114,165.59

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.14)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.14)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 32

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	13	163,377,440.51	16.39%	23	4.8107	NAP	Defeased	13	163,377,440.51	16.39%	23	4.8107	NAP
10,000,000 or less	29	147,585,512.18	14.81%	23	4.6005	1.585047	1.30 or less	14	178,883,947.32	17.95%	27	4.5352	0.649888
10,000,001 to 20,000,000	8	112,878,566.76	11.32%	26	4.5476	1.971939	1.31 to 1.40	4	16,850,892.89	1.69%	23	4.7204	1.353496
20,000,001 to 30,000,000	4	103,441,647.27	10.38%	30	4.6381	1.791972	1.41 to 1.50	4	146,372,947.69	14.68%	27	4.3630	1.450591
30,000,001 to 40,000,000	2	64,773,570.50	6.50%	24	4.4786	1.055480	1.51 to 1.60	2	40,993,595.36	4.11%	23	4.6359	1.534729
40,000,001 to 50,000,000	1	43,974,659.43	4.41%	25	4.4900	0.095100	1.61 to 1.70	4	84,521,564.64	8.48%	24	4.5521	1.612673
50,000,001 to 60,000,000	4	228,894,685.01	22.96%	23	3.8406	2.292311	1.71 to 1.80	1	9,944,014.64	1.00%	23	4.2570	1.722800
60,000,001 to 70,000,000	2	131,844,735.95	13.23%	25	4.6150	1.899206	1.81 to 1.90	2	27,190,485.82	2.73%	23	4.3422	1.842498
70,000,001 to 80,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	4	52,283,135.91	5.25%	23	4.4696	1.947736
80,000,001 to 110,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.10	1	9,313,319.28	0.93%	19	4.5900	2.024300
110,000,001 to 130,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.11 to 2.20	1	5,817,125.89	0.58%	23	4.5000	2.197700
130,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.21 to 2.30	1	4,301,389.52	0.43%	23	4.6100	2.231500
Totals	63	996,770,817.61	100.00%	24	4.4475	1.747275	2.31 to 2.40	3	88,322,468.16	8.86%	25	4.6908	2.390002
							2.41 to 2.70	3	26,415,449.71	2.65%	23	4.4214	2.447700
							2.71 to 2.80	0	0.00	0.00%	0	0.0000	0.000000
							2.81 to 2.90	2	60,051,460.28	6.02%	21	3.4816	2.864981
							2.91 to 3.20	0	0.00	0.00%	0	0.0000	0.000000
							3.21 to 3.70	3	71,497,092.90	7.17%	21	3.6983	3.249935
							3.71 or greater	1	10,634,487.09	1.07%	25	5.2200	4.557600
							Totals	63	996,770,817.61	100.00%	24	4.4475	1.747275
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 32

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	20	163,377,440.51	16.39%	23	4.8107	NAP	Washington	1	18,500,000.00	1.86%	23	4.5900	0.605200
Alabama	1	2,707,891.52	0.27%	25	4.6600	1.607000	Wyoming	5	12,128,617.61	1.22%	25	4.8300	1.614200
Arizona	3	37,724,121.95	3.78%	23	4.7392	1.503443	Totals	96	996,770,817.61	100.00%	24	4.4475	1.747275
Arkansas	1	487,851.93	0.05%	23	5.0500	2.439900
									Property Type³
California	5	107,425,533.38	10.78%	29	4.5559	1.860551
Colorado	1	2,600,000.00	0.26%	24	4.1800	2.826500		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Florida	9	93,047,166.86	9.33%	24	4.1747	1.785500		Properties	Balance	Agg. Bal.			DSCR¹
Georgia	3	12,690,052.60	1.27%	24	4.6373	1.961936	Defeased	20	163,377,440.51	16.39%	23	4.8107	NAP
Illinois	5	142,586,418.54	14.30%	22	3.6596	2.510483	Lodging	11	111,160,787.12	11.15%	23	4.6875	2.203844
Kentucky	2	60,829,905.74	6.10%	23	4.4019	1.550536	Mixed Use	2	18,416,099.93	1.85%	24	4.4460	1.475069
Louisiana	2	4,274,997.69	0.43%	24	5.1686	3.313055	Mobile Home Park	7	24,701,288.43	2.48%	25	4.8300	1.614200
Maryland	1	5,817,125.89	0.58%	23	4.5000	2.197700	Multi-Family	8	218,189,402.14	21.89%	24	4.5453	1.479612
Missouri	2	1,937,563.82	0.19%	23	4.2508	2.443400	Office	9	281,971,051.30	28.29%	23	3.9447	2.202635
Nevada	2	14,002,816.16	1.40%	23	4.8482	1.660548	Retail	39	178,954,748.15	17.95%	29	4.5872	1.305346
New York	4	153,657,365.40	15.42%	25	4.6142	1.863241	Totals	96	996,770,817.61	100.00%	24	4.4475	1.747275
North Carolina	3	10,929,626.00	1.10%	22	4.4767	0.733786
Ohio	5	9,928,228.14	1.00%	24	4.7039	1.939020
Oklahoma	2	1,663,595.08	0.17%	23	4.2508	2.443400
Oregon	1	5,576,342.95	0.56%	24	4.6700	1.057900
Pennsylvania	1	4,301,389.52	0.43%	23	4.6100	2.231500
Puerto Rico	1	10,634,487.09	1.07%	25	5.2200	4.557600
South Carolina	2	9,981,470.83	1.00%	22	4.5000	1.255613
Texas	7	84,100,647.90	8.44%	24	4.4205	0.623755
Utah	1	9,944,014.64	1.00%	23	4.2570	1.722800
Virginia	6	15,916,145.83	1.60%	41	4.7844	1.715772

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 32

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	163,377,440.51	16.39%	23	4.8107	NAP	Defeased	13	163,377,440.51	16.39%	23	4.8107	NAP
	3.500% or less	2	114,902,920.56	11.53%	21	3.4500	3.044011	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 4.500%	22	437,650,925.74	43.91%	24	4.3578	1.390176	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	22	262,070,598.97	26.29%	27	4.7556	1.759352	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.500%	4	18,768,931.83	1.88%	24	5.1812	3.744464	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.501% or greater	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	50	833,393,377.10	83.61%	25	4.3763	1.787309
	Totals	63	996,770,817.61	100.00%	24	4.4475	1.747275	Totals	63	996,770,817.61	100.00%	24	4.4475	1.747275
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 32

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	163,377,440.51	16.39%	23	4.8107	NAP	Defeased	13	163,377,440.51	16.39%	23	4.8107	NAP
	60 months or less	50	833,393,377.10	83.61%	25	4.3763	1.787309	Interest Only	4	51,502,000.00	5.17%	23	4.4160	1.670042
61 months to 114 months		0	0.00	0.00%	0	0.0000	0.000000	230 months or less	15	83,509,967.36	8.38%	24	4.6952	2.209181
115 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	231 months to 300 months	31	698,381,409.74	70.06%	25	4.3352	1.745511
	121 or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months to 351 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	63	996,770,817.61	100.00%	24	4.4475	1.747275	352 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	63	996,770,817.61	100.00%	24	4.4475	1.747275
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 32

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	13	163,377,440.51	16.39%	23	4.8107	NAP				None
Underwriter's Information		1	57,451,460.28	5.76%	21	3.4500	2.866722
	12 months or less	48	771,025,816.89	77.35%	25	4.4446	1.716980
	13 to 24 months	1	4,916,099.93	0.49%	23	4.4900	0.203000
	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	63	996,770,817.61	100.00%	24	4.4475	1.747275
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 32

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
2	302651002	OF	Chicago	IL	Actual/360	3.450%	171,293.08	206,800.74	0.00	N/A	08/10/24	--	57,658,261.02	57,451,460.28	11/10/22
2A	302651102	OF	Chicago	IL	Actual/360	3.450%	171,293.08	206,800.74	0.00	N/A	08/10/24	--	57,658,261.02	57,451,460.28	11/10/22
4	303031004	MF	Long Island City	NY	Actual/360	4.480%	263,814.89	112,780.86	0.00	N/A	12/01/24	--	68,385,196.85	68,272,415.99	11/01/22
5	453000205	MF	Long Island City	NY	Actual/360	4.760%	261,004.50	104,570.68	0.00	N/A	12/04/24	--	63,676,890.64	63,572,319.96	11/04/22
6	303031006	OF	Fort Lauderdale	FL	Actual/360	4.080%	207,594.60	86,449.12	0.00	N/A	12/01/24	--	59,087,646.01	59,001,196.89	11/01/22
7	300801108	OF	Louisville	KY	Actual/360	4.400%	208,661.82	81,466.53	0.00	N/A	10/01/24	--	55,072,034.09	54,990,567.56	11/01/22
8	300801056	LO	Paradise Island	BS	Actual/360	5.373%	234,951.42	72,964.19	0.00	N/A	07/01/24	03/01/24	50,781,092.89	50,708,128.70	11/01/22
9	300801161	RT	Various	Various	Actual/360	4.490%	170,369.99	89,710.33	0.00	N/A	12/01/24	--	44,064,369.76	43,974,659.43	04/01/22
10	303031010	LO	Chandler	AZ	Actual/360	4.702%	130,064.77	56,364.22	0.00	N/A	10/01/24	--	32,126,341.67	32,069,977.45	11/01/22
11	303031011	IN	Allendale	NJ	Actual/360	4.500%	125,374.73	53,485.18	0.00	N/A	11/01/24	--	32,354,768.24	32,301,283.06	11/01/22
12	300801126	MF	Midland	TX	Actual/360	4.260%	120,149.39	49,535.49	0.00	N/A	11/01/24	--	32,753,128.54	32,703,593.05	09/01/21
13	1442293	OF	Westlake Village	CA	Actual/360	4.330%	107,778.38	61,077.38	0.00	N/A	10/01/24	--	28,905,772.39	28,844,695.01	11/01/22
14	1442581	RT	Reseda	CA	Actual/360	4.920%	116,098.13	42,154.92	0.00	N/A	10/01/26	--	27,403,177.11	27,361,022.19	11/01/22
16	300801131	MH	Various	Various	Actual/360	4.830%	102,920.79	44,243.60	0.00	N/A	12/01/24	--	24,745,532.03	24,701,288.43	11/01/22
17	300801122	LO	Calabasas	CA	Actual/360	4.480%	87,112.41	46,338.97	0.00	N/A	11/01/24	--	22,580,980.61	22,534,641.64	11/01/22
19	300801105	RT	Martinez	CA	Actual/360	4.450%	74,340.77	28,417.86	0.00	N/A	10/01/24	--	19,400,273.12	19,371,855.26	11/01/22
20	303031020	MF	Seattle	WA	Actual/360	4.590%	73,121.25	0.00	0.00	N/A	10/01/24	--	18,500,000.00	18,500,000.00	11/01/22
21	300801103	RT	Various	Various	Actual/360	4.251%	61,867.98	0.00	0.00	N/A	10/01/24	--	16,902,000.00	16,902,000.00	11/01/22
22	300801112	OF	Oklahoma City	OK	Actual/360	4.740%	59,611.98	23,103.87	0.00	N/A	11/01/24	--	14,604,814.53	14,581,710.66	11/01/22
23	303031023	MU	New York	NY	Actual/360	4.430%	51,498.75	0.00	0.00	N/A	11/01/24	--	13,500,000.00	13,500,000.00	11/01/22
25	1442582	RT	McLean	VA	Actual/360	4.878%	50,266.55	18,554.19	0.00	N/A	10/01/26	--	11,966,801.80	11,948,247.61	11/01/22
26	1442689	LO	Saint Augustine	FL	Actual/360	4.545%	40,617.54	31,973.13	0.00	N/A	10/01/24	--	10,378,163.70	10,346,190.57	11/01/22
27	300801164	LO	San Juan	PR	Actual/360	5.220%	47,924.99	27,357.38	0.00	N/A	12/01/24	--	10,661,844.47	10,634,487.09	11/01/22
28	300801124	MF	Odessa	TX	Actual/360	4.260%	42,895.55	17,685.09	0.00	N/A	11/01/24	--	11,693,471.32	11,675,786.23	01/01/22
29	300801090	OF	South Jordan	UT	Actual/360	4.257%	36,530.34	21,296.14	0.00	N/A	10/01/24	--	9,965,310.78	9,944,014.64	11/01/22
30	300801085	MH	Various	MI	Actual/360	4.491%	39,945.47	18,552.90	0.00	N/A	09/01/24	--	10,329,167.85	10,310,614.95	11/01/22
31	1442153	LO	Gilbert	AZ	Actual/360	4.550%	38,610.85	20,000.11	0.00	N/A	11/01/24	--	9,854,595.03	9,834,594.92	11/01/22
32	303031032	MF	Texas City	TX	Actual/360	4.370%	39,590.13	16,546.29	0.00	N/A	12/01/24	--	10,520,739.68	10,504,193.39	11/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 32

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
33	303031033	RT	Miami	FL	Actual/360	4.075%	27,579.80	41,038.41	0.00	N/A	10/01/24	--	7,859,668.97	7,818,630.56	11/01/22
34	300801051	MF	Upland	CA	Actual/360	4.590%	36,872.60	15,612.21	0.00	N/A	06/01/24	--	9,328,931.49	9,313,319.28	11/01/22
35	303031035	LO	Huntersville	NC	Actual/360	4.500%	30,485.12	24,542.30	0.00	N/A	09/01/24	--	7,867,126.68	7,842,584.38	03/01/21
36	303031036	RT	Boca Raton	FL	Actual/360	4.400%	33,867.27	14,956.92	0.00	N/A	12/01/24	--	8,938,574.83	8,923,617.91	11/01/22
37	300801092	MF	Hamburg	NY	Actual/360	4.900%	35,142.50	16,072.63	0.00	N/A	10/01/24	--	8,328,702.08	8,312,629.45	11/01/22
39	303031039	LO	Statesboro	GA	Actual/360	4.620%	28,732.21	21,907.70	0.00	N/A	11/01/24	--	7,222,171.85	7,200,264.15	11/01/22
40	300801095	LO	Elko	NV	Actual/360	4.982%	29,480.62	20,120.43	0.00	N/A	10/01/24	--	6,871,849.39	6,851,728.96	11/01/22
41	300801110	IN	Various	Various	Actual/360	4.892%	28,855.07	20,128.21	0.00	N/A	11/01/24	--	6,849,777.77	6,829,649.56	11/01/22
42	303031042	RT	Las Vegas	NV	Actual/360	4.720%	29,111.68	11,435.89	0.00	N/A	10/01/24	--	7,162,523.09	7,151,087.20	11/01/22
44	303031044	LO	Hartsville	SC	Actual/360	4.500%	21,863.06	17,601.05	0.00	N/A	09/01/24	--	5,642,080.67	5,624,479.62	11/01/22
45	300801134	RT	South Gate	CA	Actual/360	4.390%	26,461.94	0.00	0.00	N/A	12/01/24	--	7,000,000.00	7,000,000.00	11/01/22
46	1442587	RT	Peoria	AZ	Actual/360	4.953%	24,185.96	16,543.89	0.00	N/A	11/01/24	--	5,670,688.39	5,654,144.50	11/01/22
47	303031047	OF	Clinton	MD	Actual/360	4.500%	22,587.84	11,993.43	0.00	N/A	10/01/24	--	5,829,119.32	5,817,125.89	11/01/22
48	303031048	LO	Irving	TX	Actual/360	4.550%	22,611.46	11,637.73	0.00	N/A	12/01/24	--	5,771,091.39	5,759,453.66	11/01/22
49	300801139	RT	San Antonio	TX	Actual/360	4.243%	22,611.31	9,338.15	0.00	N/A	12/01/24	09/01/24	6,188,615.77	6,179,277.62	11/01/22
50	303031050	OF	St. Helens	OR	Actual/360	4.670%	22,469.38	11,124.97	0.00	N/A	11/01/24	--	5,587,467.92	5,576,342.95	11/01/22
52	303031052	MF	Louisville	KY	Actual/360	4.420%	22,259.85	9,111.59	0.00	N/A	12/01/24	--	5,848,449.77	5,839,338.18	11/01/22
54	303031054	MU	Dallas	TX	Actual/360	4.490%	19,041.55	8,793.47	0.00	N/A	10/01/24	--	4,924,893.40	4,916,099.93	11/01/22
55	303031055	LO	Columbia	SC	Actual/360	4.500%	16,936.18	13,634.61	0.00	N/A	09/01/24	--	4,370,625.82	4,356,991.21	10/01/20
59	303031059	RT	Bellefonta	PA	Actual/360	4.610%	17,103.19	7,019.19	0.00	N/A	10/01/24	--	4,308,408.71	4,301,389.52	11/01/22
60	300801109	LO	Lake Charles	LA	Actual/360	5.187%	16,570.88	10,526.04	0.00	N/A	11/01/24	--	3,709,968.09	3,699,442.05	11/01/22
61	303031061	RT	Maynardville	TN	Actual/360	4.930%	16,572.81	5,994.07	0.00	N/A	10/01/24	07/01/24	3,903,821.12	3,897,827.05	11/01/22
63	300801156	RT	Olmsted Township	OH	Actual/360	4.810%	12,822.75	9,116.45	0.00	N/A	12/01/24	--	3,095,828.39	3,086,711.94	11/01/22
64	300801133	RT	Lower Burrell	PA	Actual/360	4.650%	11,291.76	8,461.57	0.00	N/A	12/01/24	--	2,820,001.97	2,811,540.40	11/01/22
65	300801137	RT	Lawrenceville	GA	Actual/360	4.660%	11,316.67	8,452.17	0.00	N/A	12/01/24	--	2,820,159.65	2,811,707.48	11/01/22
67	300801111	RT	Boone	NC	Actual/360	4.485%	8,545.39	16,005.84	0.00	N/A	11/01/24	--	2,212,638.20	2,196,632.36	11/01/22
68	300801136	RT	Madison	AL	Actual/360	4.660%	10,898.83	8,140.09	0.00	N/A	12/01/24	--	2,716,031.61	2,707,891.52	11/01/22
69	300801138	RT	Kennesaw	GA	Actual/360	4.660%	10,778.85	8,050.47	0.00	N/A	12/01/24	--	2,686,131.44	2,678,080.97	11/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 32

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
70	303031070	OF	Cincinnati	OH	Actual/360	4.750%	11,859.93	5,354.43	0.00	N/A	09/01/24	--	2,899,542.23	2,894,187.80	11/01/22
71	303031071	MU	Doral	FL	Actual/360	4.970%	11,413.96	7,819.88	0.00	N/A	10/01/24	--	2,666,986.42	2,659,166.54	11/01/22
72	300801121	RT	Converse	TX	Actual/360	4.521%	10,985.93	5,349.22	0.00	N/A	11/01/24	--	2,821,909.70	2,816,560.48	11/01/22
74	300801102	RT	Various	Various	Actual/360	5.050%	10,078.12	4,363.71	0.00	N/A	10/01/24	--	2,317,549.27	2,313,185.56	11/01/22
75	303031075	RT	Monument	CO	Actual/360	4.180%	9,358.56	0.00	0.00	N/A	11/01/24	--	2,600,000.00	2,600,000.00	11/01/22
76	303031076	RT	Findlay	OH	Actual/360	4.850%	9,270.63	4,264.67	0.00	N/A	12/01/24	--	2,219,771.23	2,215,506.56	11/01/22
77	303031077	RT	Gurnee	IL	Actual/360	5.120%	9,368.73	3,147.40	0.00	N/A	10/01/24	--	2,124,964.53	2,121,817.13	11/01/22
Totals							3,824,696.52	1,945,888.70	0.00				998,716,706.31	996,770,817.61
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 17 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	47,838,353.46	39,980,622.60	07/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,440,871.72	1,633,874.02	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	14,541,444.77	8,319,063.83	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	5,901,410.03	2,926,618.75	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	7,033,249.95	1,560,088.31	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	1,837,311.00	487,368.42	01/01/22	06/30/22	11/14/22	14,894,448.35	57,459.47	202,070.66	1,760,467.13	0.00	0.00
10	2,933,873.26	3,824,787.00	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	1,084,355.00	652,178.90	01/01/22	06/30/22	11/14/22	8,911,013.79	342,590.74	136,664.09	2,029,082.77	88,452.77	0.00
13	4,238,278.95	2,116,202.42	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,805,442.97	1,277,877.45	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,826,812.31	1,445,893.41	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	4,729,294.00	4,163,812.66	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,266,553.60	1,758,088.63	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	124,262.84	571,113.97	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,869,885.08	942,808.56	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	1,206.28	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	1,036,711.00	894,847.29	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,258,796.94	622,753.43	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	2,649,085.68	3,150,558.69	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	4,441,126.91	4,621,216.29	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	615,934.00	266,333.43	01/01/22	06/30/22	06/13/22	578,892.22	12,574.80	58,316.05	592,237.28	0.00	0.00
29	1,097,939.92	661,375.64	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33	1,537,548.20	1,220,711.59	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,465,195.41	655,501.25	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	604,688.00	129,003.00	01/01/22	06/30/22	04/11/22	0.00	0.00	54,624.34	1,093,000.22	0.00	0.00
36	1,056,546.48	471,718.58	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	785,549.00	560,737.92	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,209,418.84	1,643,507.58	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,320,246.79	1,263,098.28	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	696,164.89	366,357.93	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
44	611,110.00	710,491.75	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	826,921.15	554,275.63	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
47	862,815.28	761,269.69	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	581,251.18	299,895.50	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
52	334,949.11	193,768.35	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
54	105,518.40	66,549.05	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	441,862.00	0.00	--	--	09/12/22	0.00	0.00	30,346.86	759,000.06	0.00	0.00
59	0.00	327,744.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	560,730.00	01/01/22	06/30/22	06/13/22	0.00	34,770.01	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	542,861.29	419,087.25	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	293,441.00	217,771.50	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
67	414,957.72	292,601.74	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
68	367,155.00	275,366.25	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
69	316,277.10	236,728.58	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
70	284,137.72	250,737.10	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
71	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
72	217,563.53	96,574.77	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
74	0.00	218,795.11	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
75	314,400.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
76	402,911.24	339,419.94	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
77	246,158.90	123,901.59	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	132,410,641.62	94,133,827.63				24,384,354.36	447,395.02	482,022.00	6,233,787.46	89,659.05	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 32

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 21 of 32

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/22	0	0.00	0	0.00	5	100,553,614.30	1	4,356,991.21	1	3,699,442.05	0	0.00	0	0.00	0	0.00	4.447490%	4.401285%	24
10/17/22	0	0.00	0	0.00	5	100,748,722.12	1	4,370,625.82	1	3,709,968.09	0	0.00	0	0.00	0	0.00	4.447290%	4.401085%	25
09/16/22	0	0.00	0	0.00	5	100,955,355.33	1	4,384,753.78	1	3,720,981.07	0	0.00	0	0.00	0	0.00	4.447082%	4.400877%	26
08/17/22	0	0.00	0	0.00	5	101,148,942.59	1	4,398,281.23	1	3,731,411.33	0	0.00	0	0.00	0	0.00	4.446885%	4.400679%	27
07/15/22	0	0.00	0	0.00	5	101,341,797.05	1	4,411,756.46	1	3,741,795.21	0	0.00	0	0.00	0	0.00	4.446689%	4.400483%	28
06/17/22	0	0.00	0	0.00	5	101,546,257.59	1	4,425,730.76	1	3,752,671.21	0	0.00	0	0.00	0	0.00	4.446484%	4.400278%	29
05/17/22	2	8,732,533.50	1	44,518,666.43	4	57,218,941.82	1	4,439,100.04	1	3,762,960.55	0	0.00	0	0.00	0	0.00	4.446291%	4.400085%	30
04/18/22	2	49,590,603.21	1	11,802,357.20	3	45,526,437.46	1	4,452,972.18	1	3,773,745.46	0	0.00	0	0.00	0	0.00	4.446089%	4.399882%	31
03/17/22	2	56,518,660.14	1	3,783,941.09	3	45,611,816.73	1	4,466,236.30	1	3,783,941.09	0	0.00	0	0.00	0	0.00	4.445897%	4.399691%	32
02/17/22	2	48,598,424.59	0	0.00	3	45,713,294.30	1	4,481,123.16	1	3,795,724.79	0	0.00	0	0.00	0	0.00	4.445677%	4.399471%	33
01/18/22	1	44,889,220.93	0	0.00	3	45,797,974.47	1	4,494,278.62	2	3,805,822.69	0	0.00	0	0.00	1	5,213,741.71	4.445489%	4.402198%	34
12/17/21	0	0.00	2	78,237,072.96	4	28,353,653.23	1	4,507,383.30	2	15,732,979.78	0	0.00	0	0.00	0	0.00	4.452132%	4.414351%	35
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
9	300801161	04/01/22	6	6	202,070.66	1,760,467.13	288,554.65	44,611,824.18	09/29/21	2
12	300801126	09/01/21	13	6	136,664.09	2,029,082.77	103,697.77	33,411,469.54	01/04/22	1
28	300801124	01/01/22	9	6	58,316.05	592,237.28	16,142.70	11,858,008.89	01/13/22	1
35	303031035	03/01/21	19	6	54,624.34	1,093,000.22	333,915.38	8,325,554.77	05/04/21	2
55	303031055	10/01/20	24	6	30,346.86	759,000.06	529,681.17	4,690,104.90	12/18/20	2		08/16/21
Totals					482,022.00	6,233,787.46	1,271,991.67	102,896,962.28
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		632,967,138	572,688,741	52,221,964		8,056,433
25 - 36 Months		324,494,410	280,519,750	43,974,659		0
37 - 48 Months		39,309,270	39,309,270	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-22	996,770,818	892,517,761	0	0	96,196,623	8,056,433
Oct-22	998,716,706	894,258,016	0	0	96,378,096	8,080,594
Sep-22	1,000,788,542	896,112,206	0	0	96,570,602	8,105,735
Aug-22	1,002,719,011	897,838,657	0	0	96,750,661	8,129,693
Jul-22	1,004,642,072	899,558,480	0	0	96,930,041	8,153,552
Jun-22	1,006,691,900	901,392,971	0	0	97,120,527	8,178,402
May-22	1,008,599,715	898,129,573	4,969,573	44,518,666	52,779,842	8,202,061
Apr-22	1,010,634,843	899,941,700	49,590,603	11,802,357	41,073,465	8,226,718
Mar-22	1,012,527,528	906,613,110	56,518,660	0	41,145,580	8,250,177
Feb-22	1,014,818,404	920,506,685	44,802,700	0	41,232,171	8,276,848
Jan-22	1,016,695,029	922,202,011	44,889,221	0	45,797,974	3,805,823
Dec-21	1,030,481,559	923,890,833	0	78,237,073	12,620,673	15,732,980
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
9	300801161	43,974,659.43	44,611,824.18	30,890,000.00	03/05/22	297,057.42	0.09510	06/30/22	12/01/24	264
12	300801126	32,703,593.05	33,411,469.54	29,150,000.00	10/05/22	598,478.90	0.58780	06/30/22	11/01/24	264
28	300801124	11,675,786.23	11,858,008.89	12,560,000.00	05/24/22	242,333.43	0.66660	06/30/22	11/01/24	264
35	303031035	7,842,584.38	8,325,554.77	12,700,000.00	03/01/22	129,003.00	0.39070	06/30/22	09/01/24	201
54	303031054	4,916,099.93	4,916,099.93	7,400,000.00	07/25/14	33,915.05	0.20300	06/30/21	10/01/24	264
55	303031055	4,356,991.21	4,690,104.90	6,600,000.00	07/18/22	412,251.00	1.12370	12/31/21	09/01/24	201
60	300801109	3,699,442.05	3,699,442.05	3,300,000.00	05/18/22	560,730.00	3.44890	06/30/22	11/01/24	203
Totals		109,169,156.28	111,512,504.26	102,600,000.00		2,273,768.80

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 32

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
9	300801161	RT	Various	09/29/21	2

Loan transferred to special servicing in September 2021 for imminent non-monetary default and went into payment default beginning with the October 2021 payment. Upon transfer, the borrower indicated its willingness to transition the properties to the lend er. Agreed orders appointing Friedman Properties as receiver were entered on 1/26/2022 (IL) and 2/17/2022 (TX). Motion for summary judgment was filed in IL matter on 4/1/2022. Soil settling on the Yards has caused structural damage to the property and bor rower incurred unpermitted debt, both which triggered recourse to the guarantors. Special Servicer received Lenders approval and filed suit against the guarantors. Litigation is ongoing.

12	300801126	MF	TX	01/04/22	1

The Loan transferred to the Special Servicer for Imminent Default and the Loan has since gone into payment default. Borrower has executed the pre-negotiation letter and cash management has been implemented. Special Servicer has received

	Borrower's request for relief and is currently evaluating. Special Servicer continues to discuss relief options with Borrower.

28	300801124	MF	TX	01/13/22	1

The Loan transferred to the Special Servicer for imminent default and the Loan has since gone into payment default. Borrower has executed the pre-negotiation letter and cash management has been implemented. Special Servicer has received

	Borrower's request for relief and is currently evaluating. Special Servicer continues to discuss relief options with Borrower.

35	303031035	LO	NC	05/04/21	2

The Loan transferred in May 2021 due to payment default after Borrower failed to make its February 2021 debt service payment. In addition to the ongoing payment defaults, the Borrower failed to comply with the implementation of cash

	management. As such, the Loan was accelerated in August 2021. A Receiver has since been appointed and foreclosure proceedings have commenced.

54	303031054	MU	TX	09/09/20	9

The loan transferred on 9/9/2020 at Borrowers request due to COVID-related performance issues. The loan was assumed and will be returned to the Master Servicer as a Corrected Mortgage Loan once all financial reporting has been delivered

	and 2022 budget ha s been approved.

55	303031055	LO	SC	12/18/20	2
	Loan transferred to special servicing due to payment default as a result of COVID-19. A receiver was appointed on 4/28/2022 and a foreclosure sale is scheduled to occur on 11/7/2022.

© 2021 Computershare. All rights reserved. Confidential.						Page 26 of 32

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
60	300801109	LO	LA	10/04/19	7

Loan transferred to Special Servicing due to Payment Default. A keeper was appointed to the property and a foreclosure sale occurred in October 2021. The property sustained damage as a result of Hurricane Laura and Hurricane Delta and next steps are bein g evaluated. Issues with payment of insurance proceeds are being reviewed, and a settlement with the insurance company is expected. Once the insurance dispute is resolved, the plan is to sell by 02/2023.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
18	300801162	0.00	5.87000%	0.00	5.87000%	1	08/21/20	12/01/19	--
18	300801162	0.00	5.87000%	0.00	5.87000%	10	04/13/21	12/01/20	05/11/21
31	1442153	0.00	4.55000%	0.00	4.55000%	10	01/26/21	04/01/20	02/11/21
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
18	300801162	07/16/21	7,274,899.33	27,900,000.00	7,513,188.16	238,288.83	7,513,188.16	7,274,899.33	0.00	0.00	0.00	0.00	0.00%
24	300801174	01/18/22	11,917,104.10	3,100,000.00	6,752,669.47	1,517,838.71	6,752,669.47	5,234,830.76	6,682,273.34	0.00	0.00	6,682,273.34	49.49%
43	303031043	03/17/21	6,203,983.30	3,500,000.00	3,291,165.18	445,861.83	3,291,165.18	2,845,303.35	3,358,679.95	0.00	0.00	3,358,679.95	46.00%
57	303031057	10/18/21	4,445,750.54	3,850,000.00	3,409,784.70	482,236.39	3,409,784.70	2,927,548.31	1,518,202.23	0.00	0.00	1,518,202.23	28.51%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			29,841,737.27	38,350,000.00	20,966,807.51	2,684,225.76	20,966,807.51	18,282,581.75	11,559,155.52	0.00	0.00	11,559,155.52

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	11/18/22	0.00	(45,929.74)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		10/17/22	0.00	(44,283.34)	0.00	0.00	0.00	0.00	0.00	0.00
		09/16/22	0.00	(45,584.35)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/22	0.00	(45,409.95)	0.00	0.00	0.00	0.00	0.00	0.00
		07/15/22	0.00	(43,782.24)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/22	0.00	(45,068.59)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/22	0.00	(43,453.15)	0.00	0.00	0.00	0.00	0.00	0.00
		04/18/22	0.00	(44,729.88)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/22	0.00	(43,154.72)	0.00	0.00	0.00	0.00	0.00	0.00
		02/17/22	0.00	(42,966.67)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/22	0.00	(18,398.82)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/21	0.00	(18,330.57)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/21	0.00	(18,869.08)	0.00	0.00	0.00	0.00	0.00	0.00
		10/18/21	0.00	(12,634.09)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/21	0.00	(13,005.25)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/21	0.00	(12,955.48)	0.00	0.00	0.00	0.00	0.00	0.00
		07/16/21	0.00	(12,521.03)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/21	0.00	(12,888.79)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/21	0.00	(12,472.12)	0.00	0.00	0.00	0.00	0.00	0.00
		04/16/21	0.00	(12,838.31)	0.00	0.00	0.00	0.00	0.00	0.00
18	300801162	07/16/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	300801174	01/18/22	0.00	0.00	6,682,273.34	0.00	0.00	6,682,273.34	0.00	0.00	6,682,273.34
43	303031043	03/17/21	0.00	0.00	3,358,679.95	0.00	0.00	3,358,679.95	0.00	0.00	3,358,679.95
57	303031057	10/18/21	0.00	0.00	1,518,202.23	0.00	0.00	1,518,202.23	0.00	0.00	1,518,202.23
Current Period Totals			0.00	(45,929.74)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	(589,276.17)	11,559,155.52	0.00	0.00	11,559,155.52	0.00	0.00	11,559,155.52

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
9	0.00	0.00	9,486.08	0.00	0.00	57,459.47	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	7,051.02	0.00	0.00	32,611.83	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	2,517.34	0.00	0.00	2,118.58	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	0.00	0.00	586.11	0.00	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	1,693.62	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	1,060.22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	940.90	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	798.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	23,547.85	0.00	586.11	92,189.88	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		116,323.84

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 32 of 32